Document and Entity Information	Oct. 24, 2023
Cover [Abstract]
Entity Registrant Name	SYNAPTICS Inc
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000817720
Current Fiscal Year End Date	--06-26
Document Type	8-K
Document Period End Date	Oct. 24, 2023
Entity File Number	000-49602
Entity Tax Identification Number	77-0118518
Entity Address, Address Line One	1109 McKay Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	904-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	SYNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false